Pacer Global Cash Cows Dividend ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.5%
Australia - 8.3%
Aurizon Holdings Ltd.	626,178	$1,630,937
BHP Group Ltd. - ADR (a)	378,984	26,585,727
Coles Group Ltd.	298,614	3,743,398
Fortescue Metals Group Ltd.	1,742,431	27,352,894
Origin Energy Ltd.	376,695	1,986,202
South32 Ltd.	2,150,349	6,890,928
Telstra Corp. Ltd.	2,846,815	8,198,461
Woodside Energy Group Ltd. (a)	978,532	25,422,261
		101,810,808
Bermuda - 1.9%
Man Wah Holdings Ltd.	942,521	1,086,625
Orient Overseas International Ltd.	1,318,387	21,807,362
		22,893,987
Britain - 14.0%
Anglo American PLC	502,399	21,470,863
BP PLC - ADR	668,438	24,217,509
British American Tobacco PLC - ADR	559,390	21,530,921
GSK PLC	630,525	22,232,312
Imperial Brands PLC	399,005	9,990,743
Rio Tinto PLC - ADR (a)	338,603	26,868,148
Tesco PLC	2,269,523	6,880,225
Unilever PLC - ADR (a)	460,636	23,538,500
Vodafone Group PLC - ADR	1,371,770	15,885,097
		172,614,318
Canada - 2.1%
Canadian Natural Resources Ltd.	229,746	14,101,954
Suncor Energy, Inc.	329,909	11,450,301
		25,552,255
Cayman Islands - 0.1%
JS Global Lifestyle Co Ltd. (b)	801,943	968,531
Chile - 0.7%
Antofagasta PLC	421,260	8,997,731
China - 0.4%
Lenovo Group Ltd.	4,069,859	3,254,372
Want Want China Holdings Ltd.	3,023,169	1,966,314
		5,220,686
Denmark - 1.9%
AP Moller - Maersk A/S - Class B	10,971	23,753,104
Finland - 0.5%
Kone Oyj - Class B	117,342	6,383,495
France - 7.3%
Cie de Saint-Gobain	115,083	6,574,634
Danone SA	152,463	8,338,856
Engie SA	896,694	12,692,377
Orange SA - ADR (a)	1,179,222	12,499,753
Sanofi - ADR	522,767	25,688,771
TotalEnergies SE - ADR	388,252	24,087,154
		89,881,545
Germany - 10.7%
BASF SE	399,618	22,764,811
Bayer AG	913,970	14,239,653
Bayerische Motoren Werke AG	263,284	26,685,040
Daimler AG	350,310	25,954,108
Deutsche Post AG	360,626	15,439,046
Deutsche Telekom AG	1,030,763	22,916,054
Fresenius Medical Care AG & Co KGaA	173,603	3,251,584
		131,250,296
Hong Kong - 2.9%
CK Hutchison Holdings Ltd.	1,309,991	8,319,896
CK Infrastructure Holdings Ltd.	892,503	4,956,990
Jardine Matheson Holdings Ltd.	69,691	3,695,017
Power Assets Holdings Ltd.	834,607	4,715,264
SITC International Holdings Co Ltd.	3,617,238	7,879,255
WH Group Ltd. (b)	3,002,651	1,845,747
Xinyi Glass Holdings Ltd.	1,827,421	3,882,700
		35,294,869
Israel - 0.4%
ICL Group Ltd.	637,209	5,021,391
Italy - 2.1%
Eni SpA - ADR (a)	647,429	20,005,556
Snam SpA	1,108,704	5,633,678
		25,639,234
Japan - 11.4%
Honda Motor Co. Ltd.	409,663	10,167,836
Inpex Corp.	317,334	3,461,870
Isuzu Motors Ltd.	206,318	2,591,556
Japan Tobacco, Inc.	581,897	11,869,063
Marubeni Corp.	521,541	6,356,738
Mitsubishi Corp.	310,695	10,349,737
Mitsui OSK Lines Ltd. (a)	394,061	9,702,804
Nintendo Co. Ltd. - ADR	1,047,598	11,282,630
Nippon Yusen KK (a)	777,906	18,377,144
SoftBank Corp.	1,681,788	19,206,222
Sumitomo Corp.	423,581	7,559,472
Sumitomo Metal Mining Co. Ltd.	98,416	3,967,942
Takeda Pharmaceutical Co. Ltd. - ADR (a)	882,611	13,945,254
Tokyo Electron Ltd.	32,646	11,328,850
		140,167,118
Netherlands - 1.8%
Stellantis NV	1,410,935	22,051,228
New Zealand - 0.2%
Spark New Zealand Ltd.	633,454	2,131,263
Norway - 0.7%
Telenor ASA	874,382	9,140,996
Republic of Korea - 1.0%
Kia Corp.	114,577	6,213,463
Korea Zinc Co. Ltd.	3,890	1,708,467
LG Uplus Corp.	128,949	1,163,033
S-Oil Corp.	41,732	2,988,117
		12,073,080
Singapore - 0.8%
Jardine Cycle & Carriage Ltd.	93,825	2,073,891
Singapore Telecommunications Ltd.	4,029,578	7,698,463
		9,772,354
South Korea - 1.0%
KT&G Corp. (c)	37,545	2,819,380
POSCO Holdings Inc. - ADR	94,045	5,822,326
SK Telecom Co. Ltd. - ADR (a)	200,762	4,258,162
		12,899,868
Spain - 2.3%
Endesa SA	433,098	8,602,257
Repsol SA	302,863	4,968,476
Telefonica SA - ADR (a)	3,748,257	14,393,307
		27,964,040
Sweden - 1.7%
H & M Hennes & Mauritz AB - Class B	607,613	7,444,096
Telefonaktiebolaget LM Ericsson (a)	869,543	5,017,263
Volvo AB	462,168	9,141,624
		21,602,983
Switzerland - 6.0%
Glencore PLC	3,448,514	23,009,083
Holcim Ltd.	156,899	9,333,391
Kuehne + Nagel International AG	29,509	7,013,827
Novartis AG - ADR (a)	261,753	23,720,057
SGS SA	1,512	3,674,713
Swisscom AG	12,709	7,496,297
		74,247,368
United States - 17.3%
3M Co.	145,936	16,794,315
Altria Group, Inc.	492,941	22,202,063
AT&T, Inc. (a)	1,230,408	25,063,411
Dow, Inc. (a)	217,218	12,891,888
EOG Resources, Inc. (a)	168,420	22,273,545
International Business Machines Corp. (a)	157,389	21,205,020
Newmont Goldcorp Corp. (a)	205,709	10,888,177
Philip Morris International, Inc.	224,243	23,375,090
Southern Copper Corp. (a)	281,574	21,177,181
The Kraft Heinz Co. (a)	279,770	11,339,078
Verizon Communications, Inc.	612,872	25,477,089
		212,686,857
TOTAL COMMON STOCKS (Cost $1,141,770,098)		1,200,019,405

PREFERRED STOCKS - 2.1%
Germany - 2.1%
Volkswagen AG	184,793	25,501,851
TOTAL PREFERRED STOCKS (Cost $26,256,569)		25,501,851
	Principal Amount
SHORT-TERM INVESTMENTS- 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account 3.300% (d)	$2,357,876	2,357,876
TOTAL SHORT-TERM INVESTMENTS (Cost $2,357,876)		2,357,876
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (d)	127,955,737	127,955,737
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $127,955,737)		127,955,737

Total Investments (Cost $1,298,340,280) - 110.2%		1,355,834,869
Liabilities in Excess of Other Assets - (10.2)%		(125,500,887)
TOTAL NET ASSETS - 100.0%		$1,230,333,982

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $125,406,411 or 10.2% of net assets.
(b)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.
At January 31, 2023, the market value of these securities total $2,814,278, which represents 0.2% of total net assets.

(c)	Non-income producing security.
(d)	The rate shown is as of January 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,200,019,405	$ -	$ -	$ -	$ 1,200,019,405
Preferred Stock	25,501,851	-	-	-	25,501,851
Short-Term Investments	2,357,876	-	-	-	2,357,876
Investments Purchased with Proceeds from Securities Lending	-	-	-	127,955,737	127,955,737
Total Investments in Securities	$ 1,227,879,132	$ -	$ -	$ 127,955,737	$ 1,355,834,869

^ See the Schedules of Investments for break out by country.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.